Leases - Weighted average remaining (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Weighted average remaining lease term	2 years 14 days
Weighted-average discount rate	4.75%
Cash paid for operating lease	¥ 6.0	¥ 6.0
Lease expenses	¥ 41.4	¥ 42.6	¥ 86.1